Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Interest Income	$ 11,623	$ 11,667	$ 11,365	$ 11,315	$ 11,443	$ 11,127	$ 11,025	$ 11,286	$ 45,970	$ 44,881
Net interest income	10,751	10,684	10,266	10,165	10,289	9,917	9,781	9,987	41,866	39,974
Net income	$ 2,270	$ 2,306	$ 2,240	$ 2,712	$ 1,043	$ 1,566	$ 1,657	$ 1,913	$ 9,528	$ 6,179
Basic Earnings per Common Share	$ 0.23	$ 0.25	$ 0.24	$ 0.27	$ 0.09	$ 0.17	$ 0.18	$ 0.21	$ 0.99	$ 0.65
Diluted Earnings per Common Share	$ 0.21	$ 0.21	$ 0.21	$ 0.22	$ 0.08	$ 0.17	$ 0.18	$ 0.21	$ 0.85	$ 0.64